Financial instruments and risk management - Average monthly net borrowings and effective interest rate (Details) € in Millions, £ in Millions, $ in Millions	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings		£ 12,109		£ 13,246	£ 11,277
Effective interest rate	2.70%	2.70%	2.70%	2.60%	2.40%
Notional amounts	€ 900		$ 1,000
Fair value hedges | Interest rate risk
Disclosure of average monthly borrowings and effective interest rate [line items]
Notional amounts		£ 4,646		£ 6,092
USD LIBOR | Fair value hedges | Interest rate risk
Disclosure of average monthly borrowings and effective interest rate [line items]
Notional amounts		2,338		3,156
Weighted average
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings		£ 12,702		£ 12,708	£ 10,393